Net Loss Per Share - Securities Excluded from Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	9,313,633	9,587,572	8,351,589
Unvested early exercised common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	146,468	329,957	474,148
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	4,216,001	1,898,621	1,069,524
Shares estimated under ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	220,721	0	0
Warrants to purchase | Common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	83,237	233,023	233,023
Warrants to purchase | Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	0	292,862	292,862
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted net loss per share (shares)	0	24,788,362	24,620,991